Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Carrying Value of Term Loan Facility

The carrying value of the term loan facility is as follows:

As at	December 31, 2017	December 31, 2016
15% Term loan facility	$-	$1,000
Unamortized discount	-	(36)
Accrued interest	-	802
Net carrying amount	$-	$1,766